OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Other Liabilities Disclosure [Abstract]
Schedule of other current liabilities

(in thousands of $)	2025	2024
Deferred and prepaid charter revenue	15,539	23,671
EU ETS allowances payable	22,654	10,063
Other items	5,644	3,164
	43,837	36,898